UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2002

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Citizens Advisers Inc.
Address:  230 Commerce Way
          Suite 300
          Portsmouth, NH   03801

Form 13F File Number: 28-04929

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ann L. Murphy
Title:   Director Investment Operations
Phone:   603-436-1513 x 3708

Signature, Place, and Date of Signing:
Ann L. Murphy                    Portsmouth, NH             02/05/2003
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

	13F File Number	Name

      28-00399          State Street Corporation

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 135

Form 13F Information Table Value Total: $ 548,411
                                           (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     9407    76293 SH       SOLE                    76293
A.O. Smith Corporation         COM              831865209      696    25750 SH       SOLE                    25750
ARAMARK Corporation Cl-B       COM              038521100     1737    73920 SH       SOLE                    73920
AT&T Wireless Services Inc.    COM              00209A106      340    60136 SH       SOLE                    60136
Ace Ltd.                       COM              G0070K103     3689   125746 SH       SOLE                   125746
AdvancePCS                     COM              00790K109      346    15600 SH       SOLE                    15600
Affiliated Managers Group      COM              008252108     5184   103060 SH       SOLE                   103060
Air Products & Chemicals Inc.  COM              009158106     6887   161091 SH       SOLE                   161091
Allergan Inc.                  COM              018490102     4282    74320 SH       SOLE                    74320
American International Group   COM              026874107    16064   277689 SH       SOLE                   277689
American Standard Companies In COM              029712106     5500    77315 SH       SOLE                    77315
AmerisourceBergen Corporation  COM              03073E105     6639   122247 SH       SOLE                   122247
Amgen Inc.                     COM              031162100     5434   112409 SH       SOLE                   112409
Anadarko Petroleum             COM              032511107     3974    82974 SH       SOLE                    82974
Analog Devices, Inc.           COM              032654105     5566   233164 SH       SOLE                   233164
Anthem Inc.                    COM              03674B104      384     6100 SH       SOLE                     6100
Avon Products Inc.             COM              054303102     4174    77487 SH       SOLE                    77487
BEA Systems Inc.               COM              073325102     3951   344430 SH       SOLE                   344430
BJ Services Company            COM              055482103     6286   194540 SH       SOLE                   194540
Baker Hughes Incorporated      COM              057224107     4041   125532 SH       SOLE                   125532
Bank of America Corporation    COM              060505104    12405   178311 SH       SOLE                   178311
Bellsouth Corporation          COM              079860102     4157   160695 SH       SOLE                   160695
Belo Corporation Cl-A          COM              080555105     1824    85540 SH       SOLE                    85540
Borland Software               COM              099849101      171    13910 SH       SOLE                    13910
Burlington Resources Inc.      COM              122014103     2125    49818 SH       SOLE                    49818
CIT Group Inc.                 COM              125581108      382    19500 SH       SOLE                    19500
Cabot Microelectronics         COM              12709P103      244     5170 SH       SOLE                     5170
Cephalon Inc.                  COM              156708109    11684   240072 SH       SOLE                   240072
Cisco Systems Inc.             COM              17275R102     6740   514524 SH       SOLE                   514524
Citigroup Inc.                 COM              172967101    17840   506952 SH       SOLE                   506952
Columbia Sportswear Company    COM              198516106     3949    88900 SH       SOLE                    88900
Concord EFS Inc.               COM              206197105     8900   565408 SH       SOLE                   565408
ConocoPhillips                 COM              20825C104     2726    56337 SH       SOLE                    56337
Costco Wholesale Corporation   COM              22160K105     3923   139794 SH       SOLE                   139794
Cox Radio, Inc. Cl-A           COM              224051102     1864    81740 SH       SOLE                    81740
Cytyc Corporation              COM              232946103     3357   329140 SH       SOLE                   329140
Daktronics Inc.                COM              234264109      197    14710 SH       SOLE                    14710
Dell Computer Corporation      COM              247025109     8711   325772 SH       SOLE                   325772
Devon Energy Corporation       COM              25179M103     6250   136175 SH       SOLE                   136175
Duane Reade Inc.               COM              263578106      238    14000 SH       SOLE                    14000
Dun & Bradstreet Corporation   COM              26483E100     5031   145880 SH       SOLE                   145880
EOG Resources, Inc.            COM              26875P101     7306   183011 SH       SOLE                   183011
East-West Bancorp Inc.         COM              27579R104      366    10150 SH       SOLE                    10150
Eaton Corporation              COM              278058102     5475    70092 SH       SOLE                    70092
Eli Lilly and Company          COM              532457108     7532   118610 SH       SOLE                   118610
Emulex Corp.                   COM              292475209     1753    94490 SH       SOLE                    94490
Entravision Comm               COM              29382R107      428    42890 SH       SOLE                    42890
Exact Sciences Corporation     COM              30063P105      149    13790 SH       SOLE                    13790
Express Scripts Inc-Cl A       COM              302182100     1683    35030 SH       SOLE                    35030
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Fair Issac & Co. Inc.          COM              303250104      427    10000 SH       SOLE                    10000
Fairchild Semiconductor Intl.  COM              303726103     4029   376180 SH       SOLE                   376180
Federal National Mortgage Asso COM              313586109     3267    50785 SH       SOLE                    50785
Fedex Corporation              COM              31428X106     6363   117350 SH       SOLE                   117350
Fiserv Inc.                    COM              337738108     8275   243735 SH       SOLE                   243735
Fleet Boston Financial Corpora COM              339030108     5490   225944 SH       SOLE                   225944
Flextronics International      COM              Y2573F102     5906   721163 SH       SOLE                   721163
Foot Locker, Inc.              COM              344849104     2767   263540 SH       SOLE                   263540
Forest Laboratories Inc.       COM              345838106     1980    20154 SH       SOLE                    20154
Freddie Mac                    COM              313400301     2738    46368 SH       SOLE                    46368
Gannett Company, Inc.          COM              364730101     4723    65781 SH       SOLE                    65781
Gap Inc.                       COM              364760108      677    43600 SH       SOLE                    43600
Gilead Sciences Inc.           COM              375558103     8889   261453 SH       SOLE                   261453
Gillette Company               COM              375766102     5632   185492 SH       SOLE                   185492
Goldman Sachs Group Inc.       COM              38141G104      504     7400 SH       SOLE                     7400
Guidant Corporation            COM              401698105     4665   151226 SH       SOLE                   151226
HCA Inc.                       COM              404119109     4136    99661 SH       SOLE                    99661
Harley-Davidson Inc.           COM              412822108     1544    33410 SH       SOLE                    33410
Hewlett-Packard Company        COM              428236103     2107   121397 SH       SOLE                   121397
Home Depot Inc.                COM              437076102      363    15100 SH       SOLE                    15100
IDEC Pharmaceuticals Corp.     COM              449370105     7780   234564 SH       SOLE                   234564
Illinois Tool Works            COM              452308109     6452    99474 SH       SOLE                    99474
Integra Lifesciences           COM              457985208      440    24910 SH       SOLE                    24910
Intel Corporation              COM              458140100     4418   283768 SH       SOLE                   283768
International Business Machine COM              459200101     5155    66510 SH       SOLE                    66510
International Rectifier Corp.  COM              460254105     4251   230300 SH       SOLE                   230300
Internet Security Systems      COM              46060X107      327    17820 SH       SOLE                    17820
Intuit Inc.                    COM              461202103     1696    36150 SH       SOLE                    36150
J. Jill Group Inc.             COM              466189107      191    13680 SH       SOLE                    13680
J.P. Morgan Chase & Co.        COM              46625H100     7149   297877 SH       SOLE                   297877
Jabil Circuit Inc.             COM              466313103     2658   148340 SH       SOLE                   148340
Johnson & Johnson              COM              478160104     9928   184837 SH       SOLE                   184837
Kohls Corporation              COM              500255104     3460    61849 SH       SOLE                    61849
LSI Logic Corporation          COM              502161102      265    45980 SH       SOLE                    45980
Lehman Brothers Holdings Inc.  COM              524908100     6666   125082 SH       SOLE                   125082
Lexmark International          COM              529771107     3363    55590 SH       SOLE                    55590
Linens 'N Things Inc.          COM              535679104      569    25180 SH       SOLE                    25180
Lowe's Companies               COM              548661107     4376   116682 SH       SOLE                   116682
Manitowoc Company              COM              563571108      551    21610 SH       SOLE                    21610
Maxim Integrated Products, Inc COM              57772K101     5613   169888 SH       SOLE                   169888
Medimmune Inc.                 COM              584699102      894    32910 SH       SOLE                    32910
Medtronic Inc.                 COM              585055106     5839   128058 SH       SOLE                   128058
Merck & Co., Inc.              COM              589331107     5917   104515 SH       SOLE                   104515
Mercury Interactive Corporatio COM              589405109     1798    60630 SH       SOLE                    60630
Microchip Technology Inc.      COM              595017104     2357    96400 SH       SOLE                    96400
Microsoft Corporation          COM              594918104    19014   367771 SH       SOLE                   367771
Millenium Pharmaceuticals, Inc COM              599902103     1437   181015 SH       SOLE                   181015
Network Associates Inc.        COM              640938106     4680   290850 SH       SOLE                   290850
Neurocrine Biosciences, Inc.   COM              64125C109     3601    78870 SH       SOLE                    78870
Newfield Exploration Company   COM              651290108      437    12130 SH       SOLE                    12130
Nextel Communications Inc.     COM              65332V103     2937   254260 SH       SOLE                   254260
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Noble Energy Inc.              COM              655044105     3441    91640 SH       SOLE                    91640
Nokia Corporation - ADR        COM              654902204      994    64109 SH       SOLE                    64109
Ocean Energy Inc.              COM              67481E106     1925    96400 SH       SOLE                    96400
Omnivision Technologies Inc.   COM              682128103      145    10690 SH       SOLE                    10690
Pepsico Inc.                   COM              713448108     7709   182601 SH       SOLE                   182601
Pfizer Inc                     COM              717081103    16372   535558 SH       SOLE                   535558
Platinum Underwriters Hldgs    COM              G7127P100     4317   163840 SH       SOLE                   163840
Qualcomm Inc.                  COM              747525103     2571    70650 SH       SOLE                    70650
Roadway Corporation            COM              769742107      652    17700 SH       SOLE                    17700
SBC Communications Inc.        COM              78387G103     6913   255011 SH       SOLE                   255011
Sicor Inc.                     COM              825846108      347    21920 SH       SOLE                    21920
Smith International Inc.       COM              832110100     1598    48998 SH       SOLE                    48998
St Jude Medical Inc.           COM              790849103     4228   106448 SH       SOLE                   106448
Starbucks Corporation          COM              855244109     1585    77770 SH       SOLE                    77770
Symantec Corporation           COM              871503108     8546   210950 SH       SOLE                   210950
Target Corporation             COM              87612E106     5482   182749 SH       SOLE                   182749
The Bear Stearns Companies Inc COM              073902108      546     9200 SH       SOLE                     9200
Thoratec Corp.                 COM              885175307      499    65410 SH       SOLE                    65410
Triad Hospitals Inc.           COM              89579K109     4429   148472 SH       SOLE                   148472
Trimeris, Inc.                 COM              896263100     4354   100860 SH       SOLE                   100860
UCBH Holdings Inc              COM              90262T308      346     8150 SH       SOLE                     8150
UnitedHealth Group Incorporate COM              91324P102     2952    35356 SH       SOLE                    35356
Verizon Communications         COM              92343V104     8550   220649 SH       SOLE                   220649
Viacom Inc. Cl. B              COM              925524308     8214   201512 SH       SOLE                   201512
W.R. Berkley Corporation       COM              084423102     3897    98372 SH       SOLE                    98372
Washington Post Company        COM              939640108     7558    10241 SH       SOLE                    10241
Waste Connections Inc.         COM              941053100      359     9300 SH       SOLE                     9300
Watson Pharmaceuticals Inc.    COM              942683103      370    13100 SH       SOLE                    13100
Weatherford International Ltd. COM              G95089101     2644    66220 SH       SOLE                    66220
Wellpoint Health Networks      COM              94973H108     1722    24200 SH       SOLE                    24200
Wells Fargo and Company        COM              949746101     5541   118210 SH       SOLE                   118210
Western Gas Resources          COM              958259103      480    13020 SH       SOLE                    13020
Willis Group Holdings          COM              G96655108     6122   213542 SH       SOLE                   213542
XL Capital Ltd.                COM              G98255105     1825    23623 SH       SOLE                    23623
Xoma Ltd.                      COM              G9825R107      485   114580 SH       SOLE                   114580